Non-current financial assets at fair value through other comprehensive income (Details Narrative)	Dec. 31, 2024
Dongguan YMA and Dongguan Forwell [member]
IfrsStatementLineItems [Line Items]
Interest of equity	19.50%
Cycles Services Loire [Member]
IfrsStatementLineItems [Line Items]
Interest of equity	19.50%